Property and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total	$ 33,594	$ 17,039
Less: Accumulated depreciation	(15,695)	(10,612)
Net book value	17,899	6,427
Depreciation and amortization expenses	5,607	4,657	3,879
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	24,335	11,137
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	1,098	647
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	2,233	1,641
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 5,928	$ 3,614